Sales revenues	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Sales revenues
26. Sales revenues
(1) Summary by business segments and products
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	202 0	2021	2022
Sales of products
Automotive
Vehicles	22,647,701	20,509,606	23,739,442
Parts and components for production	1,197,089	1,287,053	1,504,215
Parts and components for after service	2,170,448	2,049,187	2,407,143
Other	755,141	752,000	881,193

Total automotive	26,770,379	24,597,846	28,531,993
All other	923,314	479,553	541,436

Total sales of products	27,693,693	25,077,398	29,073,428
Financial services	2,172,854	2,137,195	2,306,079

Total sales revenues	29,866,547	27,214,594	31,379,507

The majority of sales of products are revenues recognized from contracts with customers under IFRS 15 “Revenue from Contracts with Customers” (“IFRS 15”), and receivables related to such revenues are recognized as “Trade accounts and other receivables”.

The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Finance leases
Financial income related to net lease investment	98,865	106,724	134,512
Operating leases	1,051,822	1,017,707	1,093,545

Total	1,150,688	1,124,431	1,228,057

Financial service revenues other than income from leases mainly consist of interest income using the effective interest method. The amount of interest income using the effective interest method is not significant.
For the years ended March 31, 2020, 2021 and 2022 ¥127,113 million, ¥125,748 million and ¥138,718 million of financial service revenues were accounted for under IFRS 15.
(2) Contract liabilities
Contract liabilities consist of the following:

	Yen in millions
	March 31,
	2021	2022
Contract liabilities	854,679	989,959
Contract liabilities are primarily related to advances received from customers. Contract liabilities are included in “Other current liabilities” and “Other non-current
liabilities” in the consolidated statement of financial position. For the year ended March
31
,
2021
and
2022
, the amounts transferred from contract liabilities at the beginning of the fiscal year to operating income were ¥
370,278
 million and ¥
444,781
 million, respectively.
(3) Performance obligations
The aggregate amounts of transaction prices allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year were ¥618,668 million and ¥796,769 million as of March 31, 2021 and 2022, respectively. The main contents of unsatisfied performance obligations are insurance revenues and maintenance revenues.
For insurance revenues, Toyota receives payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from three to 120 months. As of March 31, 2021, the unsatisfied performance obligations related to insurance revenues were ¥237,805 million, and Toyota expected to recognize as revenue ¥67,537 million in fiscal 2022, and ¥170,268 million thereafter. As of March 31, 2022, the unsatisfied performance obligations related to insurance revenues were ¥295,648 million, and Toyota expects to recognize as revenue ¥82,215 million in fiscal 2023, and ¥213,432 million thereafter.
For maintenance revenues, Toyota receives payments agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.
Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.